Segment reporting (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Reportable Segments

Year ended 30 June 2024 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	18,566	27,952	7,666	1,474	55,658
Inter-segment revenue	–	–	–	–	–

Total revenue	18,566	27,952	7,666	1,474	55,658

Underlying EBITDA	8,564	18,913	2,290	(751)	29,016

Depreciation and amortisation	(2,023)	(2,027)	(611)	(634)	(5,295)
Impairment losses 1	(17)	(61)	(2)	(10)	(90)

Underlying EBIT	6,524	16,825	1,677	(1,395)	23,631

Exceptional items 2	–	(3,066)	880	(3,908)	(6,094)
Net finance costs					(1,489)

Profit before taxation					16,048

Capital expenditure (cash basis)	3,711	2,033	646	2,426	8,816

(Loss)/profit from equity accounted investments, related impairments and expenses	377	(3,032)	–	(1)	(2,656)

Investments accounted for using the equity method	1,573	–	–	89	1,662

Total assets	42,145	25,569	9,528	25,120	102,362

Total liabilities	5,777	11,757	3,056	32,652	53,242

Year ended 30 June 2023 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	16,027	24,812	10,958	2,020	53,817
Inter-segment revenue	–	–	–	–	–

Total revenue	16,027	24,812	10,958	2,020	53,817

Underlying EBITDA	6,653	16,692	4,998	(387)	27,956

Depreciation and amortisation	(1,810)	(1,993)	(697)	(561)	(5,061)
Impairment losses 1	(33)	(28)	(6)	(8)	(75)

Underlying EBIT	4,810	14,671	4,295	(956)	22,820

Exceptional items 2	–	176	–	(64)	112
Net finance costs					(1,531)

Profit before taxation					21,401

Capital expenditure (cash basis)	2,698	1,966	657	1,412	6,733

(Loss)/profit from equity accounted investments, related impairments and expenses	383	215	–	(4)	594

Investments accounted for using the equity method	1,530	–	–	90	1,620

Total assets	39,864	25,527	11,087	24,818	101,296

Total liabilities	5,635	8,571	3,821	34,739	52,766

Year ended 30 June 2022 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	16,849	30,767	15,549	1,933	65,098
Inter-segment revenue	–	–	–	–	–

Total revenue	16,849	30,767	15,549	1,933	65,098

Underlying EBITDA	8,565	21,707	9,504	858	40,634

Depreciation and amortisation	(1,765)	(2,203)	(762)	(953)	(5,683)
Impairment losses 1	(470)	(33)	(9)	(3)	(515)

Underlying EBIT	6,330	19,471	8,733	(98)	34,436

Exceptional items 2	–	(729)	849	(450)	(330)
Net finance costs					(969)

Profit before taxation					33,137

Capital expenditure (cash basis)	2,528	1,848	621	858	5,855

(Loss)/profit from equity accounted investments, related impairments and expenses	658	(676)	–	(1)	(19)

Investments accounted for using the equity method	1,415	–	–	5	1,420

Total assets	32,693	24,682	11,524	26,267	95,166

Total liabilities	5,248	7,884	3,874	29,394	46,400

1	Impairment losses exclude exceptional items of US$3,800 million (2023: US$ nil; 2022: US$ nil).

2
Exceptional items reported in Group and unallocated include Samarco dam failure related costs of US$(105) million (2023: US$(64) million; 2022: US$(13) million). Refer to note 3 ‘Exceptional items’ for further information.

Summary of Geographical Information
Geographical information

	Revenue by location of customer
	2024	2023	2022
	US$M	US$M	US$M
Australia	2,393	1,702	1,649
Europe	1,702	1,961	2,129
China	34,752	31,205	36,618
Japan	4,557	6,971	8,401
India	3,371	3,447	5,215
South Korea	3,069	2,997	4,786
Rest of Asia	3,749	3,583	4,303
North America	1,601	1,382	1,282
South America	464	569	715

	55,658	53,817	65,098

	Non-current assets by location of assets
	2024	2023	2022
	US$M	US$M	US$M
Australia	48,991	51,961	43,250
North America	6,979	5,081	3,964
South America	19,927	19,047	18,280
Rest of world	831	685	150
Unallocated assets 1	1,296	1,171	858

	78,024	77,945	66,502

1	Unallocated assets comprise deferred tax assets and other financial assets.